ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance, Covered		$ 10,038	$ 18,901	$ 45,190	$ 42,835
Loans and Leases Receivable, Allowance, Covered and Noncovered		52,858	62,730	92,967	95,411
Allowance for loan and lease losses:
Balance at beginning of year	43,829	43,829	47,777	52,576
Provision for loan and lease losses		3,369	8,714	19,117
Provision for loan and lease losses - covered	(1,841)		195	30,903
Provision for Loan and Lease Losses, Covered and Uncovered		1,528	8,909	50,020
Gross charge-offs		7,877	17,283	25,312
Loans charged-off		18,096	39,224	33,907
Loans charged-off, Covered and Noncovered		25,973	56,507	59,219
Recoveries		3,499	4,621	1,396
Recoveries		11,074	12,740	5,359
Recoveries, Covered and Noncovered		14,573	17,361	6,755
Balance at end of year		42,820	43,829	47,777
Ending allowance on loans individually evaluated for impairment		5,053	5,302	9,528
Ending allowance on loans collectively evaluated for impairment		47,805	57,428	83,439
Loans and Leases:
Ending balance of loans individually evaluated for impairment		35,632	32,677	57,360
Ending balance of loans collectively evaluated for impairment		4,741,603	3,930,837	3,869,820
Loans and Leases Receivable, Net of Deferred Income		4,777,235	3,963,514
Loans and Leases Receivable Covered Loans		302,014	457,873	748,116
Net charge-offs		7,022	26,484	28,548
Allowance for Loan and Lease Losses Write-offs, Net, Covered and Noncovered		11,400	39,146	52,464
Loans and Leases Receivable, Gross, Carrying Amount, Covered and Noncovered		4,777,235	3,963,514	3,927,180
Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	43,829	43,829	47,777	52,576
Provision for loan and lease losses		3,369	8,714	19,117
Gross charge-offs		7,877	17,283	25,312
Recoveries		3,499	4,621	1,396
Total net charge-offs		4,378	12,662	23,916
Balance at end of year		42,820	43,829	47,777
Ending allowance on loans individually evaluated for impairment		5,053	5,302	9,528
Ending allowance on loans collectively evaluated for impairment		37,767	38,527	38,249
Impaired Financing Receivable, Related Allowance		42,820	43,829	47,777
Loans and Leases:
Ending balance of loans individually evaluated for impairment		35,632	32,677	57,360
Ending balance of loans collectively evaluated for impairment		4,439,589	3,472,964	3,121,704
Loans and Leases Receivable, Net of Deferred Income		4,475,221	3,505,641	3,179,064
Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance, Covered		10,038	18,901	45,190
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment		0	0	0
Ending allowance on loans collectively evaluated for impairment		10,038	18,901	45,190
Loans and Leases:
Ending balance of loans individually evaluated for impairment		0	0	0
Ending balance of loans collectively evaluated for impairment		302,014	457,873	748,116
Commercial
Allowance for loan and lease losses:
Balance at end of year			10,568	7,926
Ending allowance on loans individually evaluated for impairment		739		1,151
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income		1,315,114	1,077,984
Commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	10,568	10,568	7,926	10,289
Provision for loan and lease losses		871	5,385	1,556
Gross charge-offs		1,440	3,415	4,312
Recoveries		1,260	672	393
Total net charge-offs		180	2,743	3,919
Balance at end of year		11,259	10,568	7,926
Ending allowance on loans individually evaluated for impairment		739	2,080	1,151
Ending allowance on loans collectively evaluated for impairment		10,520	8,488	6,775
Impaired Financing Receivable, Related Allowance		11,259	10,568	7,926
Loans and Leases:
Ending balance of loans individually evaluated for impairment		6,122	10,391	16,661
Ending balance of loans collectively evaluated for impairment		1,291,190	1,025,277	844,372
Loans and Leases Receivable, Net of Deferred Income		1,297,312	1,035,668	861,033
Real estate-construction
Allowance for loan and lease losses:
Balance at end of year			824	3,268
Ending allowance on loans individually evaluated for impairment		0		838
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income		197,571	89,297
Real estate-construction | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	824	824	3,268	4,424
Provision for loan and lease losses		221	(3,115)	1,528
Gross charge-offs		0	1	2,684
Recoveries		0	672	0
Total net charge-offs		0	(671)	2,684
Balance at end of year		1,045	824	3,268
Ending allowance on loans individually evaluated for impairment		0	0	838
Ending allowance on loans collectively evaluated for impairment		1,045	824	2,430
Impaired Financing Receivable, Related Allowance		1,045	824	3,268
Loans and Leases:
Ending balance of loans individually evaluated for impairment		0	0	2,076
Ending balance of loans collectively evaluated for impairment		196,272	80,741	71,441
Loans and Leases Receivable, Net of Deferred Income		196,272	80,741	73,517
Real estate-commercial
Allowance for loan and lease losses:
Balance at end of year			20,478	24,151
Ending allowance on loans individually evaluated for impairment		4,002		7,155
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income		2,140,667	1,765,620
Real estate-commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	20,478	20,478	24,151	18,228
Provision for loan and lease losses		1,325	2,659	16,670
Gross charge-offs		2,329	8,326	11,012
Recoveries		1,194	1,994	265
Total net charge-offs		1,135	6,332	10,747
Balance at end of year		20,668	20,478	24,151
Ending allowance on loans individually evaluated for impairment		4,002	2,872	7,155
Ending allowance on loans collectively evaluated for impairment		16,666	17,606	16,996
Impaired Financing Receivable, Related Allowance		20,668	20,478	24,151
Loans and Leases:
Ending balance of loans individually evaluated for impairment		25,938	18,023	35,422
Ending balance of loans collectively evaluated for impairment		1,948,757	1,478,964	1,381,586
Loans and Leases Receivable, Net of Deferred Income		1,974,695	1,496,987	1,417,008
Residential Portfolio Segment [Member]
Allowance for loan and lease losses:
Balance at end of year			3,379	3,599
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income		501,894	433,664
Residential Portfolio Segment [Member] | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	3,379	3,379	3,599	4,994
Provision for loan and lease losses		181	593	346
Gross charge-offs		922	1,016	1,814
Recoveries		190	203	73
Total net charge-offs		732	813	1,741
Balance at end of year		2,828	3,379	3,599
Ending allowance on loans individually evaluated for impairment		310	348	290
Ending allowance on loans collectively evaluated for impairment		2,518	3,031	3,309
Impaired Financing Receivable, Related Allowance		2,828	3,379	3,599
Loans and Leases:
Ending balance of loans individually evaluated for impairment		2,963	3,493	2,604
Ending balance of loans collectively evaluated for impairment		429,712	349,438	315,606
Loans and Leases Receivable, Net of Deferred Income		432,675	352,931	318,210
Consumer Other Financing Receivable [Member]
Allowance for loan and lease losses:
Balance at end of year			365	522
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income		47,320	52,774
Consumer Other Financing Receivable [Member] | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	365	365	522	1,659
Provision for loan and lease losses		23	(132)	(883)
Gross charge-offs		283	335	577
Recoveries		218	310	323
Total net charge-offs		65	25	254
Balance at end of year		323	365	522
Ending allowance on loans individually evaluated for impairment		0	0	0
Ending allowance on loans collectively evaluated for impairment		323	365	522
Impaired Financing Receivable, Related Allowance		323	365	522
Loans and Leases:
Ending balance of loans individually evaluated for impairment		0	122	0
Ending balance of loans collectively evaluated for impairment		44,269	47,011	56,810
Loans and Leases Receivable, Net of Deferred Income		44,269	47,133	56,810
Home equity
Allowance for loan and lease losses:
Balance at end of year			5,209	5,173
Ending allowance on loans individually evaluated for impairment		2		2
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income		458,627	426,078
Home equity | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	5,209	5,209	5,173	10,751
Provision for loan and lease losses		565	1,937	(2,032)
Gross charge-offs		1,745	2,409	3,661
Recoveries		231	508	115
Total net charge-offs		1,514	1,901	3,546
Balance at end of year		4,260	5,209	5,173
Ending allowance on loans individually evaluated for impairment		2	2	2
Ending allowance on loans collectively evaluated for impairment		4,258	5,207	5,171
Impaired Financing Receivable, Related Allowance		4,260	5,209	5,173
Loans and Leases:
Ending balance of loans individually evaluated for impairment		609	648	101
Ending balance of loans collectively evaluated for impairment		415,420	375,806	367,399
Loans and Leases Receivable, Net of Deferred Income		416,029	376,454	367,500
Other
Allowance for loan and lease losses:
Balance at end of year			3,006	3,138
Ending allowance on loans individually evaluated for impairment		0		92
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income		116,042	118,097
Other | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of year	3,006	3,006	3,138	2,231
Provision for loan and lease losses		183	1,387	1,932
Gross charge-offs		1,158	1,781	1,252
Recoveries		406	262	227
Total net charge-offs		752	1,519	1,025
Balance at end of year		2,437	3,006	3,138
Ending allowance on loans individually evaluated for impairment		0	0	92
Ending allowance on loans collectively evaluated for impairment		2,437	3,006	3,046
Impaired Financing Receivable, Related Allowance		2,437	3,006	3,138
Loans and Leases:
Ending balance of loans individually evaluated for impairment		0	0	496
Ending balance of loans collectively evaluated for impairment		113,969	115,727	84,490
Loans and Leases Receivable, Net of Deferred Income		$ 113,969	$ 115,727	$ 84,986